Risks Arising from Financial Instruments	6 Months Ended
Jun. 30, 2018
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Risks Arising from Financial Instruments
19.	RISKS ARISING FROM FINANCIAL INSTRUMENTS

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Set out below, is an overview of financial assets, other than cash and short-term deposits, held by the company as at 30 June 2018 and 31 December 2017:

Million US dollar	30 June 2018	31 December 2017
Debt instruments at amortized cost
Trade and other receivables	7 297	7 400

Debt instruments at fair value through OCI
Debt securities held to maturity	22	24

Debt instruments at fair value through profit or loss
Quoted debt securities	4	1 304

Equity instruments at fair value through OCI
Unquoted equity shares	90	76

Financial assets at fair value through profit or loss

Derivatives not designated in hedge accounting relationships:
Equity swaps	56	62
Cross currency interest rate swaps	10	9
Other derivatives	4	1

Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	441	151
Interest rate swaps	16	14

Commodities	145	246

	8 085	9 287
Of which:
Non-current	897	125
Current	7 188	9 162

Set out below is an overview of financial liabilities held by the company as at 30 June 2018 and 31 December 2017:

Million US dollar	30 June 2018	31 December 2017
Financial liabilities at fair value through profit or loss

Derivatives not designated in hedge accounting relationships:
Equity swaps	1 817	1 098
Cross currency interest rate swaps	693	906
Other derivatives	0	2

Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	402	211
Interest rate swaps	93	37
Commodities	46	67
Other derivatives	54	73

Financial liabilities at amortized cost

Trade and other payables	22 136	26 224

Non-current interest-bearing loans and borrowings:
Secured bank loans	135	230
Unsecured bank loans	128	153
Unsecured bond issues	110 459	108 327
Unsecured other loans	52	53
Finance lease liabilities	175	186

Current interest-bearing loans and borrowings:
Secured bank loans	1 405	272
Unsecured bank loans	126	739
Unsecured bond issues	2 604	4 510
Unsecured other loans	13	15
Commercial paper	1 801	1 870
Bank overdrafts	72	117
Finance lease liabilities	25	27

	142 236	145 117
Of which:
Non-current	113 077	111 348
Current	29 159	33 769

DERIVATIVE FINANCIAL INSTRUMENTS

AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on an interconnected basis, and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.

Some of the company’s risk management strategies include the usage of derivatives. The main derivative instruments used are foreign currency rate agreements, exchange traded foreign currency futures and options, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), exchange traded interest rate futures, commodity swaps, exchange traded commodity futures and equity swaps. AB InBev’s policy prohibits the use of derivatives in the context of speculative trading.

The following table provides an overview of the derivative financial instruments outstanding at 30 June 2018 by maturity bucket. The amounts included in this table are the notional amounts.

	30 June 2018					31 December 2017
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	14 717	193	0	0	0	11 637	233	—	—	—
Foreign currency futures	643	0	0	0	0	655	—	—	—	—

Interest rate
Interest rate swaps	2 325	1 750	0	1 879	59	1 075	2 250	750	1 883	88
Cross currency interest rate swaps	1 797	0	0	6 400	658	711	1 797	—	5 900	1 176
Other interest rate derivatives	0	4	0	0	565	—	—	5	—	565

Commodities
Aluminum swaps	1 600	13	0	0	0	1 412	21	—	—	—
Other commodity derivatives	1 102	25	0	0	0	1 214	144	—	—	—

Equity
Equity derivatives	11 514	0	0	0	0	11 799	—	—	—	—

EQUITY PRICE RISK

AB InBev entered into a series of derivative contracts to hedge the risk arising from the different share-based payment programs. The purpose of these derivatives is mainly to effectively hedge the risk that a price increase in the AB InBev shares will negatively impact future cash flows related to the share-based payments. Furthermore, AB InBev entered into a series of derivative contracts to hedge the deferred share instrument related to the Modelo combination (see also Note 8 Finance cost and income and Note 15 Changes in equity and earnings per share) and some share-based payments in connection with the combination with SAB. Most of these derivative instruments could not qualify for hedge accounting therefore they have not been designated in any hedging relationships.

As of 30 June 2018, an exposure for an equivalent of 92.4m of AB InBev shares was hedged, resulting in a total loss of 508m US dollar recognized in the profit or loss account for the period, of which 258m US dollar related to the company’s share-based payment programs, 127m US dollar and 123m US dollar related to the Modelo and SAB transactions, respectively.

Between 2012 and 2017, AB InBev reset with counterparties certain derivative contracts to market price. This resulted in a net cash inflow of 2.9 billion US dollar between 2012 and 2017 and, accordingly, a decrease of counterparty risk.

LIQUIDITY RISK

AB InBev’s primary sources of cash flow have historically been cash flows from operating activities, the issuance of debt, bank borrowings and the issuance of equity securities. AB InBev’s material cash requirements have included the following:

•	Debt service;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.

The company believes that cash flows from operating activities, available cash and cash equivalent and short term investments, along with the derivative instruments and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial assets and liabilities:

	30 June 2018
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(1 540)	(1 580)	(1 416)	(62)	(19)	(35)	(48)
Commercial papers	(1 801)	(1 802)	(1 802)	0	0	0	0
Unsecured bank loans	(254)	(263)	(128)	(99)	(36)	0	0
Unsecured bond issues	(113 063)	(172 532)	(5 348)	(10 378)	(14 502)	(24 672)	(117 632)
Unsecured other loans	(65)	(94)	(10)	(22)	(12)	(8)	(42)
Finance lease liabilities	(200)	(279)	(39)	(46)	(29)	(32)	(133)
Bank overdraft	(72)	(72)	(72)	0	0	0	0
Trade and other payables	(22 136)	(22 417)	(20 902)	(334)	(192)	(498)	(491)

	(139 131)	(199 039)	(29 717)	(10 941)	(14 790)	(25 245)	(118 346)
Derivative financial assets/(liabilities)
Interest rate derivatives	(131)	(44)	(37)	(38)	(21)	11	41
Foreign exchange derivatives	43	58	49	9	0	0	0
Cross currency interest rate swaps	(683)	(807)	(26)	117	115	(900)	(113)
Commodity derivatives	99	94	93	1	0	0	0
Equity derivatives	(1 761)	(1 444)	(1 444)	0	0	0	0

	(2 433)	(2 143)	(1 365)	89	94	(889)	(72)
Of which: related to cash flow hedges	269	297	393	12	2	3	(113)

	31 December 2017
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(502)	(590)	(318)	(137)	(23)	(42)	(70)
Commercial papers	(1 870)	(1 871)	(1 871)	—	—	—	—
Unsecured bank loans	(892)	(927)	(761)	(129)	(37)	—	—
Unsecured bond issues	(112 837)	(167 056)	(8 951)	(13 951)	(12 908)	(24 655)	(106 591)
Unsecured other loans	(68)	(114)	(17)	(23)	(13)	(7)	(54)
Finance lease liabilities	(213)	(301)	(42)	(42)	(32)	(40)	(145)
Bank overdraft	(117)	(117)	(117)	—	—	—	—
Trade and other payables	(26 167)	(26 628)	(24 756)	(476)	(207)	(289)	(900)

	(142 666)	(197 604)	(36 833)	(14 758)	(13 220)	(25 033)	(107 760)
Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(101)	(9)	(21)	(14)	16	(73)
Foreign exchange derivatives	(61)	(52)	(59)	7	—	—	—
Cross currency interest rate swaps	(897)	(1 043)	65	(128)	114	(904)	(190)
Commodity derivatives	179	143	139	4	—	—	—
Equity derivatives	(1 036)	(1 134)	(1 134)	—	—	—	—

	(1 911)	(2 187)	(998)	(138)	100	(888)	(263)
Of which: related to cash flow hedges	(20)	(29)	64	5	2	4	(104)

[1]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

FAIR VALUE

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In conformity with IFRS 9 all derivatives are recognized at fair value in the balance sheet.

The fair value of derivative financial instruments is either the quoted market price or is calculated using pricing models taking into account current market rates.

The fair value of these instruments generally reflects the estimated amount that AB InBev would receive on the settlement of favorable contracts or be required to pay to terminate unfavorable contracts at the balance sheet date, and thereby takes into account any unrealized gains or losses on open contracts.

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	30 June 2018	31 December 2017	30 June 2018	31 December 2017	30 June 2018	31 December 2017
Foreign currency
Forward exchange contracts	441	151	(402)	(211)	39	(60)
Foreign currency futures	4	1	0	(2)	4	(1)

Interest rate
Interest rate swaps	16	14	(93)	(37)	(77)	(23)
Cross currency interest rate swaps	10	9	(693)	(906)	(683)	(897)
Other interest rate derivatives	0	—	(54)	(73)	(54)	(73)

Commodities
Aluminum swaps	93	178	(9)	(5)	84	173
Sugar futures	34	24	(13)	(20)	21	4
Wheat futures	6	34	(6)	(22)	0	12
Other commodity derivatives	12	10	(18)	(20)	(6)	(10)

Equity
Equity derivatives	56	62	(1 817)	(1 098)	(1 761)	(1 036)

	672	483	(3 105)	(2 394)	(2 433)	(1 911)
Of which:
Non-current	29	25	(931)	(937)	(902)	(912)
Current	643	458	(2 174)	(1 457)	(1 531)	(999)

As required by IFRS 13 Fair value measurement, the following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3 fair value measurements are those derived from valuation techniques for which the lowest level of input that is significant to the fair value measurement is unobservable.

Fair value hierarchy 30 June 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	4	9	0
Derivatives at fair value through profit and loss	1	224	0
Derivatives in a cash flow hedge relationship	19	411	0
Derivatives in a fair value hedge relationship	0	7	0
Derivatives in a net investment hedge relationship	0	10	0

	24	661	0
Financial Liabilities
Deferred consideration on acquisitions at fair value	0	0	1 071
Derivatives at fair value through profit and loss	0	2 764	0
Derivatives in a cash flow hedge relationship	0	161	0
Derivatives in a fair value hedge relationship	0	152	0
Derivatives in a net investment hedge relationship	0	28	0

	0	3 105	1 071

Fair value hierarchy 31 December 2017 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	1 304	5	—
Derivatives at fair value through profit and loss	—	89	—
Derivatives in a cash flow hedge relationship	9	340	—
Derivatives in a fair value hedge relationship	—	36	—
Derivatives in a net investment hedge relationship	—	9	—

	1 313	479	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	2 210
Derivatives at fair value through profit and loss	1	1 210	—
Derivatives in a cash flow hedge relationship	28	341	—
Derivatives in a fair value hedge relationship	—	129	—
Derivatives in a net investment hedge relationship	—	685	—

	29	2 365	2 210

DERIVATIVE INSTRUMENTS

The fair value of exchange traded derivatives (e.g. exchange traded foreign currency futures) is determined by reference to the official prices published by the respective exchanges (e.g. the New York Board of Trade). The fair value of over-the-counter derivatives is determined by commonly used valuation techniques. These are based on market inputs from reliable financial information providers.

NON-DERIVATIVE FINANCIAL LIABILITIES

As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a put and call option is in place which may result in Ambev acquiring additional shares in CND. In January 2018, ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar, resulting in Ambev’s participation in CND increasing from 55% to 85%. As of 30 June 2018, the put option for the remaining shares held by ELJ was valued 0.6 billion US dollar (2017: 1.7 billion US dollar before the exercise of the put option by ELJ in January 2018) and recognized as a deferred consideration on acquisitions at fair value in “level 3” category above. The variance is mainly explained by the partial exercise by ELJ of the put option, accretion expenses and currency translation. No value was allocated to the call option. The fair value of such deferred consideration is calculated based on commonly-used valuation techniques (i.e. net present value of future principal and interest cash flows discounted at market rate). These are based on market inputs from reliable financial information providers.

Fair values determined by reference to prices provided by reliable financial information providers are periodically checked for consistency against other pricing sources.

OFFSETTING FINANCIAL ASSETS & FINANCIAL LIABILITIES

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	30 June 2018
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	667	667	(659)	9
Derivative liabilities	(3 109)	(3 109)	659	(2 450)

	31 December 2017
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	483	483	(466)	17
Derivative liabilities	(2 394)	(2 394)	466	(1 928)

[1]	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
[2]	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules